HSBC FUNDS
HSBC ADVISOR FUNDS TRUST
(each, a “Trust,” and together, the “Trusts”)

HSBC Funds

HSBC Opportunity Fund	Aggressive Strategy Fund
HSBC U.S. Government Money Market Fund	Balanced Strategy Fund
HSBC Prime Money Market Fund	Moderate Strategy Fund
HSBC U.S. Treasury Money Market Fund	Conservative Strategy Fund
HSBC Emerging Markets Debt Fund	Income Strategy Fund
HSBC Emerging Markets Local Debt Fund	HSBC Global High Income Bond Fund
HSBC Total Return Fund	HSBC Global High Yield Bond Fund
HSBC Frontier Markets Fund	HSBC Economic Scale Index Emerging Markets
HSBC Asia ex-Japan Smaller Companies Equity	Equity Fund
Fund	HSBC Global Equity Volatility Focused Fund
HSBC Euro High Yield Bond Fund (USD Hedged)

HSBC Advisor Funds Trust
HSBC Opportunity Fund (Class I Shares)

Supplement dated June 1, 2016
to the Statements of Additional Information (“SAIs”), as supplemented from time to time, for the Series of the Trusts (the “Funds”)

This supplement provides additional information beyond that contained in the currently effective SAIs and should be read in conjunction with the SAIs.

The shareholders of the Trusts recently approved proposals that are intended to modernize the Trusts by promoting consistency and efficiencies in the corporate organizational structure and product offerings of the Funds. The proposals were:

1.	The election of five trustee nominees to the Boards of Trustees of the Trusts, all of whom already serve on the Board (“Proposal One”);

2.	The reorganization of each Fund with and into corresponding “shell” series of a single newly formed Delaware statutory trust in order to redomicile each Trust from a Massachusetts business trust (“Proposal Two”);

3.	An amendment to the current “manager of managers” arrangement to permit the Funds’ investment adviser to enter into or materially amend agreements with sub-advisers that are wholly owned by the same company that owns the investment adviser without obtaining shareholder approval, subject to the Securities and Exchange Commission issuing a new exemptive order (“Proposal Three”); and

4.	Revisions to the Funds’ fundamental investment policies in order to create a more uniform set of policies among the Funds, simplify the policies and increase the Funds’ investment flexibility (“Proposal Four”).

Proposal One

Shareholders of the Trusts approved Proposal One. The following nominees were elected to serve as Trustees on the Board of the Trusts: Marcia L. Beck, Susan C. Gause, Deborah A. Hazell, Susan S. Huang and Thomas F. Robards. Because the nominees already serve as Trustees, there are no changes to the SAIs resulting from the shareholder action taken on Proposal One.

Proposal Two

Shareholders of the Trusts also approved Proposal Two: the reorganization of each Fund with and into a corresponding series of a single newly formed Delaware statutory trust (the “Delaware Trust,” and the “Reorganization”).

The Reorganization is scheduled to become effective on or about June 24, 2016 (the “Closing Date”). On the Closing Date, each shareholder will receive shares of the corresponding series and class of shares of the Delaware Trust (the “New Funds”) that are equal in number and value to the shares of the applicable Funds that were held by the shareholder immediately prior to the Closing Date. In addition, the respective share classes of each New Fund will assume the performance, financial and other historical information of the corresponding Fund. Furthermore, each New Fund will hold the same portfolio of securities previously held by the corresponding Fund. On the Closing Date, the Funds will no longer be offered to the public as series of the Trusts, but investors will be permitted to invest in the New Funds of the Delaware Trust. References to the Trusts in the SAI will be replaced by references to the Delaware Trust.

Proposal Three

Shareholders of the Funds listed below, each a series of the HSBC Funds, approved Proposal Three, an amendment to the current “manager of managers” arrangement to permit the Funds’ investment adviser to enter into or materially amend agreements with sub-advisers that are wholly owned by the same company that owns the investment adviser without obtaining shareholder approval, subject to the Securities and Exchange Commission issuing a new exemptive order (“Amended Relief”):

●	HSBC Frontier Markets Fund
●	HSBC Total Return Fund
●	HSBC Asia Ex-Japan Smaller Companies Equity Funds
●	HSBC U.S. Government Money Market Fund
●	HSBC Emerging Markets Debt Fund

The HSBC Euro High Yield Bond Fund (USD Hedged), HSBC Global Equity Volatility Focused Fund, HSBC Global High Income Bond Fund, HSBC Global High Yield Bond Fund and HSBC Economic Scale Index Emerging Markets Equity Fund previously approved the Amended Relief.

Proposal Four

Shareholders approved Proposal Four as indicated below:

Funds	New Fundamental Investment Policy
●HSBC Frontier Markets Fund
●HSBC Total Return Fund
●HSBC Asia Ex-Japan Smaller Companies Equity Funds
●HSBC U.S. Government Money Market Fund
●HSBC Global High Income Bond Fund
●HSBC Global High Yield Bond Fund
●HSBC Global Equity Volatility Focused Fund
●HSBC Emerging Markets Debt Fund
●HSBC Opportunity Fund (HSBC Advisor Funds Trust,
Class I Shares)[1]

Borrowing: The Fund/Portfolio may borrow money to the extent permitted under the 1940 Act and the rules and regulations thereunder.

Senior Securities: The Fund/Portfolio may issue senior securities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

Underwriting: The Fund/Portfolio may not act as an underwriter of securities issued by others, except to the extent it could be considered an underwriter in the acquisition and disposition of restricted securities.

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1 HSBC Opportunity Fund (Class I Shares) and the HSBC Opportunity Portfolio will continue to invest consistently with their current policies and those of HSBC Opportunity Fund as long as they operate under a master-feeder arrangement.

●HSBC U.S. Government Money Market Fund

Industry Concentration: The Fund may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder; provided, however, that the Fund may invest without limitation in U.S. dollar-denominated obligations of U.S. banks, foreign branches of U.S. banks and U.S. branches of foreign banks.

●HSBC Total Return Fund ●HSBC Emerging Markets Debt Fund ●HSBC Global High Income Bond Fund ●HSBC Global High Yield Bond Fund

Industry Concentration: The Fund may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder.

●HSBC Asia Ex-Japan Smaller Companies Equity Funds ●HSBC Global Equity Volatility Focused Fund

Industry Concentration: The Fund may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder; provided, however, that the Fund may invest up to 35% of its total assets in the securities of issuers in a particular industry if, at the time of investment, that industry represents 20% or more of the Fund’s then-current benchmark index.

●HSBC Frontier Markets Fund

Industry Concentration: The Fund may not “concentrate” its investments in any one industry (excluding the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such investments), except to the extent permitted under the 1940 Act and the rules and regulations thereunder; provided, however, that the Fund will, under normal market conditions, concentrate its investments in the securities of issuers in the financial services group of industries.

●HSBC Frontier Markets Fund ●HSBC Total Return Fund ●HSBC Asia Ex-Japan Smaller Companies Equity Funds ●HSBC U.S. Government Money Market Fund ●HSBC Global High Income Bond Fund

Real Estate: The Fund may purchase or sell real estate or any interest therein (such as securities or instruments backed by or related to real estate) to the extent permitted under the 1940 Act and the rules and regulations thereunder.

●HSBC Global High Yield Bond Fund ●HSBC Global Equity Volatility Focused Fund ●HSBC Emerging Markets Debt Fund

Commodities: The Fund may purchase or sell commodities, including physical commodities, or contracts, instruments and interests relating to commodities to the extent permitted under the 1940 Act and the rules and regulations thereunder.

Loans: The Fund may make loans to the extent permitted under the 1940 Act and the rules and regulations thereunder.

●HSBC U.S. Government Money Market Fund
●HSBC Frontier Markets Fund
●HSBC Asia Ex-Japan Smaller Companies Equity Funds
●HSBC Global High Income Bond Fund
●HSBC Global High Yield Bond Fund
●HSBC Global Equity Volatility Focused Fund	Diversification: The Fund is a “diversified company,” as that term is defined in the 1940 Act.

In addition, shareholders of the HSBC U.S. Government Money Market Fund approved the elimination of the following fundamental investment policies in their entirety:

●	the fundamental investment policy on investments made for the purposes of exercising control over, or management of, the issuer;
●	the fundamental investment restriction on investments in other investment companies;
●	the fundamental investment policies regarding investments in illiquid securities;
●	the fundamental investment policies on selling securities short;
●	the fundamental investment policy on writing and selling put and call options and similar financial instruments;
●	the fundamental investment policy on purchasing or holding securities of any issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust or its investment adviser; and

●	the fundamental investment policy on purchasing securities on margin.

Each of the foregoing Fund’s fundamental investment restrictions, as listed in the “Fundamental Investment Restriction” section of the SAIs will be updated accordingly effective as of the day following the Closing Date (as this term is explained under the discussion of Proposal 2 above).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE